Subsidiaries	12 Months Ended
Dec. 31, 2023
Subsidiaries [Abstract]
Subsidiaries

Note 9 – Subsidiaries

A.	Details in respect of subsidiaries

Presented hereunder is a list of the main Group’s subsidiaries:

	Principal location of the	2022	2023
Name of company	company’s activity	%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%	100%
Nano Dimension Australia Pty Ltd. (1)	Australia	—%	100%
Nano Dimension GmbH	Germany	100%	100%
J.A.M.E.S GmbH	Germany	50%	50%
Essemtec AG	Switzerland	100%	100%
Nano Dimension Swiss GmbH	Switzerland	100%	100%
Global Inkjet Systems Ltd. (2)	UK	100%	100%
Formatec Holding B.V. (2)	Netherlands	100%	100%

(1)	In January 2023, the Company established an Australian-based subsidiary, Nano Australia. Nano Australia will perform sales and marketing activity and engage in possible collaboration agreements.

(2)	See note 9B.

B.	Acquisition of subsidiaries

Business combinations during 2022

(1) Acquisition of GIS

On January 4, 2022, the Company acquired 100% of the shares and voting interests in GIS, a company incorporated under the laws of England & Wales. GIS is a developer and supplier of high-performance control electronics, software, and ink delivery systems. Taking control of GIS will enable the Group access to GIS’s technology and software, and will enable faster product development.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration:

Cash	23,568
Deferred consideration	772
Earn-out cash consideration – Contingent consideration	5,196
Total consideration transferred	29,536

a)	Deferred consideration

The Company will pay GIS’s selling shareholders the amount of GBP 1,000 thousand (as of January 4, 2022, approximately $1,349) on April 1, 2024. The deferred consideration for shareholders who represent approximately 39% of the selling shareholders is contingent on their continued employment. Therefore, this amount is not part of the business combination, but of the employee benefits as described in note 18. Regarding the amendment of the share purchase agreement in respect of deferred consideration, see below.

b)	Earn-out cash consideration – Contingent Consideration

The Company will pay GIS’s selling shareholders earn-out payments, depending on certain targets, in an aggregate amount of up to GBP 7,000 thousand (“GIS earn-out consideration”) as follows:

(i)

EBITDA based earn-out (maximum of up to GBP 1,000 thousand of the GIS earn-out consideration) – In the event that GIS generates, during the fiscal year ending on March 31, 2022, EBITDA of at least GBP 396 thousand (as of January 4, 2022, approximately $535) (“GIS EBITDA target”).

If the actual amount of EBITDA that was achieved by GIS during this period is equal to or lower than 50% of the GIS EBITDA target, then GIS’s selling shareholders shall not be entitled to receive any portion of the EBITDA based earn-out consideration.

If the actual amount of EBITDA that was achieved by GIS during this period is lower than the GIS EBITDA target but higher than 50% of the GIS EBITDA target, then GIS’s selling shareholders shall be entitled to a portion of the EBITDA-based earn-out consideration based according to this formula:

EBITDA consideration * (1 – (GIS EBITDA target - Actual EBITDA)*2/GIS EBITDA target).

(ii)

Gross profit based earn-out (maximum of up to GPB 3,000 thousand of the GIS earn-out consideration) – In the event that GIS generates, during the fiscal year ending on March 31, 2023, gross profit of at least GBP 6,962 thousand (as of January 4, 2022, approximately $9,364) (“GIS gross profit target”).

If the actual gross profit that was achieved by GIS during this period is equal to or lower than GBP 5,570 thousand (“GIS gross profit threshold”), then GIS’s selling shareholders shall not be entitled to receive any portion of the gross profit-based earn-out consideration.

If the actual gross profit that was achieved by GIS during this period is lower than GIS gross profit target but higher than the GIS gross profit threshold, then GIS’s selling shareholders shall be entitled to a portion of the GIS gross profit based earn-out consideration according to this formula:

Profit consideration * (1 - (GIS gross profit target – actual gross profit)*5/GIS gross profit target).

(iii)

Revenues based earn-out (maximum of up to GPB 3,000 thousand of the GIS earn-out consideration) – In the event that GIS generates, during the fiscal year ending on March 31, 2023, revenues of at least GBP 9,537 thousand (as of January 4, 2022, approximately $12,869) (“GIS revenues target”).

If the actual revenues that was achieved by GIS during this period is equal to or lower than GBP 8,584 thousand (“GIS revenues threshold”), then GIS’s selling shareholders shall not be entitled to receive any portion of the revenues based earn-out consideration.

If the actual revenues that was achieved by GIS during this period is lower than GIS revenues target but higher than the GIS revenues threshold, then GIS’s selling shareholders shall be entitled to a portion of the revenues-based earn-out consideration according to this formula:

GIS revenues consideration * (1 - (GIS revenues target – actual revenues)*10/GIS revenues target).

The earn-out consideration for shareholders who represent approximately 39% of the selling shareholders, is contingent on their continued employment. Therefore, this amount is not part of the business combination, but of the employee benefits as described in note 18.

In August 2022, the Company paid GBP 1,000 thousand ($1,163), after GIS surpassed the GIS EBITDA target.

Regarding the amendment of the GIS share purchase agreement in respect of contingent consideration, see below.

Amendment to the deferred and Contingent Consideration

In July 2022, an amendment to the GIS share purchase agreement was signed, in which the terms of the deferred and contingent consideration were updated, as follows:

1)	The deferred consideration will amount to GBP 750 thousand and will be paid on March 31, 2023 (except for one selling shareholder, as detailed below). There is no change in the condition that 39% of the selling shareholders are required to continued employment in order to be entitled to this consideration.

2)	The remaining contingent consideration that has not yet been paid in the amount of up to GBP 6,000 thousand, will be reduced to amount of GBP 4,500 thousand and will be paid unconditionally on March 31, 2023 (except for one selling shareholder, as detailed below). There is no change in the condition that 39% of the selling shareholders are required to continue employment in order to be entitled to this consideration.

3)	One selling shareholder (among the shareholders that are required to the continued employment) will receive his share of the updated deferred consideration on the following dates on the condition he remains employed: approximately GBP 522 thousand on June 30, 2023; approximately GBP 348 thousand on June 30, 2024; approximately GBP 435 thousand on June 30, 2025.

According to the amendment, the Company paid during 2023 an amount of $5,544 in order to settle the liabilities mentioned above.

c)	Acquisition-related costs

The Group incurred acquisition-related costs of $1,094 of legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	5,409
Inventories	3,396
Other current assets	1,199
Property and equipment, net	139
Technology	5,924
Customer relationships	548
Goodwill	14,580
Trade accounts payable	(12)
Other accounts payable and accrued expenses	(1,064)
Deferred tax	(583)
Total identifiable net assets acquired	29,536

Measurement of fair value

Below is information regarding the way the Group determined the fair value of assets and liabilities recognized as part of the business combination:

a)	Intangible assets

The fair value of the technology asset is determined using the multi-period excess earnings method, whereby the subject asset is valued by the discounted net cash flows expected to be generated by the technology, after deducting a fair return on all other assets that are part of creating the related cash flows. The fair value of customer relationship asset is based on the cost saving method, whereby the subject asset is valued by the discounted estimated payments that are expected to be avoided as a result of the customer relationship being owned.

b)	Inventories

The fair value of inventories is determined based on estimated selling price in the ordinary course of business less estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

c)	Deferred revenues

The fair value of deferred revenues is determined based on estimated costs to be incurred in order to fulfill the performance obligation that exists.

The aggregate cash flows derived for the Group as a result of the acquisition:

Cash and cash equivalents paid	(23,568)
Cash and cash equivalents of GIS	5,409
(18,159)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of GIS’s work force, its technology and the synergies expected to be achieved from integrating GIS into the Group’s existing 3D Technologies and business. None of the goodwill recognized is expected to be deductible for tax purposes.

(2)	Acquisition of Formatec Holding

On July 7, 2022, the Group acquired 100% of the shares and voting interests in Formatec Holding. Formatec Holding is the owner of two Dutch companies: Admatec and Formatec. Admatec and Formatec operate in the field of 3D printing of non-electronic components from ceramic and metallic materials. Admatec is a manufacturer and marketer of these types of 3D printers and provides various services in this field of printing. Formatec develops and sells printers and materials and provides printing services to customers, both of models and of final products (which may also be produced using traditional systems, and not necessarily using 3D printing). Taking control of Formatec Holding will provide the Group access to Admatec’s and Formatec’s technology and customers, and benefit from its experienced scientists and engineers.

Consideration transferred

The total consideration for the purchased Formatec Holding shares was paid in cash in the amount of approximately $13,611.

The Group incurred acquisition-related costs of $888 of legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	712
Trade and other receivables	691
Inventory	827
Property and equipment, net	480
Right-of-use assets	627
Deferred tax asset	857
Customer relationships	1,690
Intangible assets	3,237
Goodwill	7,470
Trade and other payables	(1,275)
Lease liability	(434)
Deferred tax liabilities	(1,271)
Total identifiable net assets acquired	13,611

Measurement of fair value

The fair value of the intangible assets (Customer relationships, Technology and Backlog) is determined using the multi-period excess earnings method, whereby the subject asset is valued by the discounted net cash flows expected to be generated by the intangible asset, after deducting a fair return on all other assets that are part of creating the related cash flows.

The aggregate cash flows derived for the Group as a result of the acquisition:

Cash and cash equivalents paid	(13,611)
Cash and cash equivalents of Formatec Holding	712
(12,899)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of Admatec’s and Formatec’s work force, their technology and the synergies expected to be achieved from integrating Admatec and Formatec into the Group’s existing business. Admatec and Formatec fit the Group’s target markets, and the combined offering will increase the number of applications that can be relevant for mass manufacturing. None of the goodwill recognized is expected to be deductible for tax purposes.